Preferred Shares - Change in Balance of Series Preferred Included in Mezzanine Equity (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Series A Preferred Shares
Class Of Stock [Line Items]
Beginning balance	¥ 26,770	¥ 23,008	¥ 19,799
Accretion of preferred share	177	3,762	3,209
Conversion to ordinary shares	(26,947)
Ending balance		26,770	23,008
Series B-1 Preferred Shares
Class Of Stock [Line Items]
Beginning balance	26,906	23,779	21,041
Accretion of preferred share	368	3,127	2,738
Conversion to ordinary shares	(27,274)
Ending balance		26,906	23,779
Series B-2 Preferred Shares
Class Of Stock [Line Items]
Beginning balance	295,942	261,560	231,439
Accretion of preferred share	4,049	34,382	30,121
Conversion to ordinary shares	¥ (299,991)
Ending balance		¥ 295,942	¥ 261,560